Note 12 - Derivatives and Fair Value Disclosures - Valuation of Assets Measured at Fair Value on a Non-recurring Basis (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment Loss			$ (2,156,002)	$ (5,735,086)
Impairment Loss			(4,305,271)
Net Book Value, Impairment loss			$ (6,461,273)	(5,735,086)	$ (8,238,987)
Fair Value, Measurements, Nonrecurring [Member]
Long-lived Assets Held-for-use, Fair Value Disclosure	$ 6,000,000	$ 8,000,000		26,500,000
Impairment Loss	(897,965)	(1,258,037)		(5,735,086)
Fair value of assets	11,800,000	14,250,000		26,500,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure	5,800,000	6,250,000
Impairment Loss	(2,327,927)	(1,977,344)
Total	11,800,000	14,250,000		26,500,000
Net Book Value, Impairment loss	(3,225,892)	(3,235,381)
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Long-lived Assets Held-for-use, Fair Value Disclosure
Fair value of assets
Assets Held-for-sale, Long Lived, Fair Value Disclosure
Total
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Long-lived Assets Held-for-use, Fair Value Disclosure	6,000,000	8,000,000		26,500,000
Fair value of assets	11,800,000	14,250,000		26,500,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure	5,800,000	6,250,000
Total	11,800,000	14,250,000		26,500,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Long-lived Assets Held-for-use, Fair Value Disclosure
Fair value of assets
Assets Held-for-sale, Long Lived, Fair Value Disclosure
Total